Equity (Relinquishments of Incentive Distribution Rights) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Relinquishment Of Rights Of Incentive Distributions	$ 8.75	$ 8.75	$ 8.75	$ 8.75	$ 11.25	$ 11.25	$ 11.25	$ 11.25	$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 18.00	$ 18.00	$ 18.00	$ 18.00	$ 13.00	$ 13.00	$ 12.50	$ 12.50	$ 26.50	$ 26.50	$ 26.50	$ 26.50	$ 35.00	$ 45.00	$ 50.00	$ 72.00	$ 51.00	$ 106.00	$ 329.00